Supplement to the
Strategic Advisers® Core Income Fund
April 29, 2021
As Revised August 6, 2021
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Investment Adviser” heading.

Strategic Advisers (the Adviser) is the fund's manager. BlackRock Investment Management, LLC (BlackRock), FIAM LLC (FIAM), PGIM, Inc. (PGIM), and TCW Investment Management LLC (TCW) have been retained to serve as sub-advisers for the fund. BlackRock International Limited (BIL), BlackRock (Singapore) Limited (BSL), FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and PGIM Limited (PGIML) have been retained to serve as sub-subadvisers for the fund. The Adviser may change a sub-adviser's asset allocation at any time, including allocating no assets to, or terminating the sub-advisory contract with, a sub-adviser.

The following information supplements information found in the “Fund Management” section under the “Sub-Adviser(s)” heading.

BlackRock, at 1 University Square Drive, Princeton, New Jersey 08540, has been retained to serve as a sub-adviser for the fund. As of December 31, 2021, BlackRock had approximately $418 billion in assets under management.

BlackRock has retained BIL and BSL to serve as sub-subadvisers.

• BIL, at 12 Throgmorton Avenue, Drapers Gardens, London EC2N 2DL, United Kingdom, has been retained to serve as a sub-subadviser for the fund. As of December 31, 2021, BIL had approximately $91 billion in assets under management.

• BSL, at Twenty Anson, 20 Anson Road, Singapore 079912, has been retained to serve as a sub-subadviser for the fund. As of December 31, 2021, BSL had approximately $97 billion in assets under management.

The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.

In return for the services of the fund's sub-advisers, the Adviser will pay BlackRock, FIAM, PGIM, and TCW the fee (as described above) payable to that sub-adviser. BlackRock, in turn, will pay BIL and BSL for providing sub-advisory services. FIAM, in turn, will pay FMR UK, FMR H.K., and FMR Japan for providing sub-advisory services. PGIM, in turn, will pay PGIML for providing sub-advisory services.

The following information supplements information found in the “Fund Management” section under the “Advisory Fee(s)” heading.

The basis for the Board of Trustees approving the sub-advisory agreement for BlackRock and sub-subadvisory agreements for BIL and BSL for the fund will be included in the fund’s semi-annual report for the fiscal period ending August 31, 2022, when available.

SSC-22-01 1.924229.110	April 1, 2022

Supplement to the
Strategic Advisers® Municipal Bond Fund
June 16, 2021
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Investment Adviser” heading.

Strategic Advisers (the Adviser) is the fund's manager. Delaware Investments Fund Advisers (DIFA), a series of Macquarie Investment Management Business Trust, FIAM LLC (FIAM), MacKay Shields LLC (MacKay Shields), Massachusetts Financial Services Company (MFS), T. Rowe Price Associates, Inc. (T. Rowe Price), and Western Asset Management Company, LLC (Western Asset) have been retained to serve as sub-advisers for the fund. FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan) have been retained to serve as sub-subadvisers for the fund. The Adviser may change a sub-adviser's asset allocation at any time, including allocating no assets to, or terminating the sub-advisory contract with, a sub-adviser.

The following information supplements information found in the “Fund Management” section under the “Sub-Adviser(s)” heading.

DIFA, at 100 Independence, 610 Market Street, Philadelphia, PA 19106, has been retained to serve as a sub-adviser for the fund. DIFA is a series of Macquarie Investment Management Business Trust, which is a subsidiary of Macquarie Management Holdings, Inc. (“MMHI”). MMHI, DIFA, and other affiliates of MMHI are together known as Macquarie Investment Management (“MIM”). As of June 30, 2021, MIM had approximately $360.8 billion in assets under management.

MFS, at 111 Huntington Avenue Boston, Massachusetts 02199, has been retained to serve as a sub-adviser for the fund. As of June 30, 2021, MFS had approximately $661.4 billion in assets under management.

Western Asset, at 385 East Colorado Blvd, Pasadena, California 91101, has been retained to serve as a sub-adviser for the fund. As of December 31, 2021, Western Asset had approximately $492.4 billion in assets under management.

The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.

In return for the services of the fund's sub-advisers, the Adviser will pay DIFA, FIAM, MacKay Shields, MFS, T. Rowe Price, and Western Asset the fee (as described above) payable to that sub-adviser. FIAM, in turn, will pay FMR UK, FMR H.K., and FMR Japan for providing sub-advisory services.

The following information supplements information found in the “Fund Management” section under the “Advisory Fee(s)” heading.

The basis for the Board of Trustees approving the sub-advisory agreement for Western Asset for the fund will be included in the fund’s annual report for the fiscal period ending May 31, 2022, when available.

SAM-22-01 1.9904173.101	April 1, 2022